DIVESTITURES - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 14, 2018	Oct. 25, 2018	May 24, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents				$ 98.5	$ 148.9	[1]	$ 97.4
Trade and other receivables				24.3	38.6	[1]
Inventories				181.0	163.5	[1]
Other financial assets				7.4	13.2	[1]
Other assets				118.0	119.4	[1]
Property, plant and equipment				6,696.4	7,153.2	[1]
Deferred income tax assets				88.5	97.8	[1]
Goodwill and other intangible assets (Note 22)				399.8	449.5	[1]
Total assets				8,012.9	8,763.3	[1]
Trade and other payables				(294.8)	(345.4)	[1]
Income taxes payable				(32.5)	(91.8)	[1]
Other financial liabilities				(62.3)	(203.1)	[1]
Other provisions and liabilities				(106.8)	(56.7)	[1]
Long-term debt				(1,756.8)	(1,747.7)	[1]
Decommissioning, restoration and similar liabilities				(241.2)	(258.2)	[1]
Other provisions and liabilities				289.2	296.6	[1]
Total liabilities relating to assets held for sale				0.0	83.7	[1]
Other comprehensive income, net of income tax				(10.5)	6.7	[2]
Non-controlling interests				34.7	133.9	[1]
Gain on disposal (Note 10)				$ 73.7	$ 0.0
Brio Gold
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)			$ 147.6
Brio Gold | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)			146.1
Cash and cash equivalents			5.4
Trade and other receivables			1.4
Inventories			42.0
Other financial assets			1.5
Other assets			16.1
Property, plant and equipment			337.7
Deferred income tax assets			5.3
Goodwill and other intangible assets (Note 22)			0.0
Trade and other payables			(54.1)
Income taxes payable			(3.3)
Other financial liabilities			(19.4)
Other provisions and liabilities			(14.5)
Long-term debt			(73.0)
Decommissioning, restoration and similar liabilities			(34.2)
Net assets held for sale			210.9
Other comprehensive income, net of income tax			4.9
Non-controlling interests			(101.7)
Net assets attributable to Yamana			114.1
Gain on disposal (Note 10)			$ 32.0
Gualcamayo
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)	$ 85.0
Gualcamayo | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Total consideration including working capital adjustments (net of transaction costs)		$ 82.5
Cash and cash equivalents		1.5
Trade and other receivables		7.5
Inventories		60.8
Other financial assets		0.8
Other assets		11.8
Property, plant and equipment		67.9
Deferred income tax assets		0.0
Goodwill and other intangible assets (Note 22)		1.4
Trade and other payables		(31.1)
Income taxes payable		0.0
Other financial liabilities		(1.3)
Other provisions and liabilities		(9.7)
Long-term debt		0.0
Decommissioning, restoration and similar liabilities		(29.7)
Net assets held for sale		79.9
Other comprehensive income, net of income tax		0.0
Non-controlling interests		0.0
Net assets attributable to Yamana		$ 79.9
Gain on disposal (Note 10)	$ 2.6

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.
[2]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.